Consolidated statement of changes in equity (Parenthetical) - $ / shares	6 Months Ended			12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Consolidated statement of changes in equity
Final dividend (in dollars per share)	$ 0.94		$ 0.94
Interim dividend (in dollars per share)		$ 0.94
Dividend tax rate (as a percent)	30.00%			30.00%	30.00%